CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Income/(loss) for the period	$ 42,874	$ 20,630	$ (21,534)
Items that may be reclassified to income in later periods:
Currency translation differences	(2,986)	(1,413)	1,179
Debt instruments remeasurements	(78)	(28)	23
Cash flow hedging (losses)/gains	(232)	21	(160)
Net investment hedging gains/(losses)	180	295	(423)
Deferred cost of hedging	200	(39)	100
Share of other comprehensive income/(loss) of joint ventures and associates	274	(109)	(42)
Total	(2,642)	(1,273)	677
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements	5,466	7,198	(2,702)
Equity instruments remeasurements	(491)	145	64
Share of other comprehensive (loss)/income of joint ventures and associates	(253)	3	119
Total	4,722	7,346	(2,519)
Other comprehensive income/(loss) for the period	2,080	6,073	(1,842)
Comprehensive income/(loss) for the period	44,954	26,703	(23,376)
Comprehensive income attributable to non-controlling interest	621	468	136
Comprehensive income/(loss) attributable to Shell plc shareholders	$ 44,333	$ 26,235	$ (23,512)